Subsequent Events	6 Months Ended
Jun. 30, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
 NOTE 15: SUBSEQUENT EVENTS

a) In July 2014, Navios Holdings received $3,649 as a dividend distribution from its affiliate Navios Acquisition for the first quarter of 2014.

b) On July 8, 2014, the Company completed the sale of 4,800,000 American Depositary Shares, each of which represents 1/100th of a share of the Company's Series H Cumulative Redeemable Perpetual Preferred Stock (the “Series H”), with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends will be payable quarterly in arrears at a rate of 8.625% per annum of the stated liquidation preference. The net proceeds of approximately $115,840 from the offering (after deducting underwriting discounts and offering expenses) will be used for general corporate purposes, including acquisition of vessels.

c) On July 15, 2014, Navios Holdings paid a dividend of $1,094 to its Series G preferred stockholders.

d) In August 2014, Navios Holdings received $7,536 as a dividend distribution from its affiliate Navios Partners for the second quarter of 2014.

e) On August 14, 2014, the Board of Directors of Navios Holdings declared a dividend of $0.06 per share of common stock, which will be paid on September 26, 2014 to stockholders of record on September 18, 2014.